Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
Schedule of Principal Subsidiaries

As of June 30, 2024, the Company’s principal subsidiaries are as follows:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
Main subsidiaries:
Star Fashion (BVI)	September 4, 2023	British Virgin Islands	100%	Investment holding
Star Fashion (Hong Kong)	September 18, 2023	Hong Kong	100%	Investment holding
WFOE	September 28, 2023	PRC	100%	Investment holding
Star Fashion (Xiamen)	August 11, 2015	PRC	99.99%	Event hosting and marketing service